Revenues and Cost of Revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues And Cost Of Revenues
Payroll and related expenses	$ 367	$ 203	$ 158
Share-based payment	55	51	58
Amortization of intangible assets	270	245	245
Cost relating to sales as an agent	18	47	10
Other	81	37	41
Cost of revenues	$ 791	$ 583	$ 512